Investment In Associate - Additional Information (Detail) - CAD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2025	Mar. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [abstract]
Description Of Share Consolidation		IsoEnergy completed a 4:1 common share consolidation
Impairment Loss on Investment in Associate	$ 81,009		$ 81,009	$ 0